Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	74-1765729
Plan number	002
Participant notes receivable	$ 8,945,173
EBP, Asset Held for Investment	399,458,780
Total Collective Investment Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	10,730,283
Total Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	372,720,222
Total Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	6,866,403
Total Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	196,699
Investment, Identifier [Axis]: BA Sustain Growth Investment | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	23,152,744
Investment, Identifier [Axis]: BlackRock Mid Cap Growth Equity Portfolio Institutional | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	5,005,492
Investment, Identifier [Axis]: ClearBridge International Growth Fund Class IS | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	674,795
Investment, Identifier [Axis]: Cohen & Steers Realty Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	1,381,024
Investment, Identifier [Axis]: Collective Investment Trust Fund | Galliard Retirement Income Fund-Fee - Class F45
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	10,730,283
Investment, Identifier [Axis]: Columbia Overseas Value Fund Institutional 2 Class | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	10,985,865
Investment, Identifier [Axis]: Common Stocks | Team, Inc. Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	6,866,403
Investment, Identifier [Axis]: Fidelity 500 Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	46,396,866
Investment, Identifier [Axis]: Fidelity Freedom 2015 K6 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	1,378,323
Investment, Identifier [Axis]: Fidelity Freedom 2020 K6 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	8,302,602
Investment, Identifier [Axis]: Fidelity Freedom 2025 K6 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	9,897,475
Investment, Identifier [Axis]: Fidelity Freedom 2030 K6 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	27,380,380
Investment, Identifier [Axis]: Fidelity Freedom 2035 K6 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	30,195,126
Investment, Identifier [Axis]: Fidelity Freedom 2040 K6 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	34,090,997
Investment, Identifier [Axis]: Fidelity Freedom 2045 K6 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	29,319,143
Investment, Identifier [Axis]: Fidelity Freedom 2050 K6 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	32,350,648
Investment, Identifier [Axis]: Fidelity Freedom 2055 K6 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	26,067,281
Investment, Identifier [Axis]: Fidelity Freedom 2060 K6 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	13,917,341
Investment, Identifier [Axis]: Fidelity Freedom 2065 K6 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	7,573,147
Investment, Identifier [Axis]: Fidelity Freedom 2070 K6 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	1,055,607
Investment, Identifier [Axis]: Fidelity Inflation-Protected Bond Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	1,234,438
Investment, Identifier [Axis]: Fidelity Mid Cap Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	4,324,802
Investment, Identifier [Axis]: Franklin Small Cap Value Fund Advisor Class | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	5,269,255
Investment, Identifier [Axis]: GQG Partners Emerging Markets Equity Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	2,043,603
Investment, Identifier [Axis]: Hartford Strategic Income Fund Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	3,831,720
Investment, Identifier [Axis]: Invesco Discovery Fund Class Y | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	11,254,104
Investment, Identifier [Axis]: JPMorgan Large Cap Value Fund Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	14,290,010
Investment, Identifier [Axis]: John Hancock Bond Fund Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	4,177,533
Investment, Identifier [Axis]: MFS Mid Cap Value Fund Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	5,825,015
Investment, Identifier [Axis]: Money Market Fund | Fidelity Government Portfolio Institution
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	196,699
Investment, Identifier [Axis]: PIF SAM Flex Income Institutional Portfolio | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	9,356,652
Investment, Identifier [Axis]: Vanguard Small-Cap Index Fund Admiral Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, Current value	$ 1,988,234
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%